Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Information
Schedule of Segment information

	Year Ended December 31, 2023 (Amount in Thousands)
	Wealth	Assets
	Management	Management	Other
	Business	Business	Businesses	Total
	RMB	RMB	RMB	RMB
Revenues:
Revenues from others
One-time commissions	1,072,838	—	—	1,072,838
Recurring service fees	707,580	—	—	707,580
Performance-based income	16,344	—	—	16,344
Other service fees	221,917	—	48,662	270,579
Total revenues from others	2,018,679	—	48,662	2,067,341
Revenues from funds Gopher manages
One-time commissions	13,732	2,633	—	16,365
Recurring service fees	398,226	714,624	—	1,112,850
Performance-based income	69,977	51,288	—	121,265
Total revenues from funds Gopher manages	481,935	768,545	—	1,250,480
Total revenues	2,500,614	768,545	48,662	3,317,821
Less: VAT related surcharges	(9,365)	(2,374)	(11,386)	(23,125)
Net revenues	2,491,249	766,171	37,276	3,294,696
Operating cost and expenses:
Compensation and benefits
Relationship manager compensation	(631,082)	(24,378)	—	(655,460)
Other compensations	(544,804)	(224,308)	(32,181)	(801,293)
Total compensation and benefits	(1,175,886)	(248,686)	(32,181)	(1,456,753)
Selling expenses	(370,861)	(88,827)	(26,090)	(485,778)
General and administrative expenses	(193,248)	(59,367)	(23,112)	(275,727)
(Provision for) reversal of credit losses	(910)	(921)	8,859	7,028
Other operating expenses, net	(44,042)	(3,348)	(65,116)	(112,506)
Government subsidies	103,597	21,638	1,720	126,955
Total operating cost and expenses	(1,681,350)	(379,511)	(135,920)	(2,196,781)
Income (loss) from operations	809,899	386,660	(98,644)	1,097,915

	Year Ended December 31, 2024 (Amount in Thousands)
						Overseas
						insurance
	Domestic	Domestic		Overseas	Overseas	and
	public	asset	Domestic	wealth	asset	comprehensive
	securities	management	insurance	management	management	services	Headquarters	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Revenues:
Revenues from others
One-time commissions	18,619	1,354	43,204	435,937	14,785	100,359	—	614,258
Recurring service fees	365,992	188,545	—	22,694	52,952	—	1,322	631,505
Performance-based income	38,058	4,908	—	—	4,875	—	—	47,841
Other service fees	—	—	—	89,846	—	38,507	57,755	186,108
Total revenues from others	422,669	194,807	43,204	548,477	72,612	138,866	59,077	1,479,712
Revenues from funds Gopher/Olive manages
One-time commissions	13,358	—	—	5,551	2,379	—	—	21,288
Recurring service fees	56,441	556,742	—	120,669	281,584	—	—	1,015,436
Performance-based income	1,301	21,659	—	—	81,938	—	—	104,898
Total revenues from funds Gopher/Olive manages	71,100	578,401	—	126,220	365,901	—	—	1,141,622
Total revenues	493,769	773,208	43,204	674,697	438,513	138,866	59,077	2,621,334
Less: VAT related surcharges	(5,017)	(1,101)	(337)	—	—	—	(13,897)	(20,352)
Net revenues	488,752	772,107	42,867	674,697	438,513	138,866	45,180	2,600,982
Operating costs and expenses:
Compensation and benefits
Relationship manager compensation	(128,189)	(71,316)	(53,904)	(294,973)	(3,730)	(10,411)	—	(562,523)
Other compensations	(42,730)	(80,182)	(41,280)	(154,506)	(55,104)	(46,253)	(366,873)	(786,928)
Total compensation and benefits	(170,919)	(151,498)	(95,184)	(449,479)	(58,834)	(56,664)	(366,873)	(1,349,451)
Selling expenses	(8,429)	(10,574)	(5,599)	(106,175)	(22,321)	(12,177)	(103,763)	(269,038)
General and administrative expenses	(2,012)	(12,807)	(23,696)	(13,589)	(3,759)	(7,307)	(233,581)	(296,751)
Provision for credit losses	(88)	(10,083)	—	—	—	(7,307)	(6,404)	(23,882)
Other operating expenses, net	(1,771)	(23,829)	(449)	—	—	(9,944)	(57,217)	(93,210)
Government subsidies	13,448	10,796	479	—	—	—	40,516	65,239
Total operating costs and expenses	(169,771)	(197,995)	(124,449)	(569,243)	(84,914)	(93,399)	(727,322)	(1,967,093)
Income (loss) from operations	318,981	574,112	(81,582)	105,454	353,599	45,467	(682,142)	633,889

	Year Ended December 31, 2025 (Amount in Thousands)
						Overseas
						insurance
	Domestic	Domestic		Overseas	Overseas	and
	public	asset	Domestic	wealth	asset	comprehensive
	securities	management	insurance	management	management	services	Headquarters[1]	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Revenues:
Revenues from others
One-time commissions	53,152	1,243	18,772	320,221	30,264	150,603	—	574,255
Recurring service fees	352,345	143,040	—	38,765	90,439	—	—	624,589
Performance-based income	115,467	630	—	—	150	—	—	116,247
Other service fees	—	—	—	65,782	—	28,191	67,326	161,299
Total revenues from others	520,964	144,913	18,772	424,768	120,853	178,794	67,326	1,476,390
Revenues from funds Gopher/Olive manages
One-time commissions	6,682	188	—	290	124	—	—	7,284
Recurring service fees	40,708	541,537	—	122,482	285,788	—	—	990,515
Performance-based income	1,923	6,505	—	—	147,170	—	—	155,598
Total revenues from funds Gopher/Olive manages	49,313	548,230	—	122,772	433,082	—	—	1,153,397
Total revenues	570,277	693,143	18,772	547,540	553,935	178,794	67,326	2,629,787
Less: VAT related surcharges	(3,788)	(675)	(124)	—	—	—	(14,960)	(19,547)
Net revenues	566,489	692,468	18,648	547,540	553,935	178,794	52,366	2,610,240
Operating costs and expenses:
Compensation and benefits
Relationship manager compensation	(107,156)	(45,299)	(15,462)	(254,769)	(44,221)	(31,547)	—	(498,454)
Other compensations	(26,423)	(63,870)	(22,190)	(79,764)	(63,510)	(48,202)	(414,139)	(718,098)
Total compensation and benefits	(133,579)	(109,169)	(37,652)	(334,533)	(107,731)	(79,749)	(414,139)	(1,216,552)
Selling expenses	(17,279)	(9,405)	(5,025)	(59,625)	(30,361)	(18,680)	(102,433)	(242,808)
General and administrative expenses	(898)	(10,154)	(10,034)	(5,829)	(5,829)	(6,516)	(266,330)	(305,590)
Reversal of (provision for) credit losses	2,424	(9,071)	0	—	—	5,356	(50,935)	(52,226)
Other operating expenses, net	(1,757)	1,891	(406)	(4,888)	(807)	(25,284)	(31,621)	(62,872)
Government subsidies	11,977	9,705	12	—	11	22	24,745	46,472
Total operating costs and expenses	(139,112)	(126,203)	(53,105)	(404,875)	(144,717)	(124,851)	(840,713)	(1,833,576)
Income (loss) from operations	427,377	566,265	(34,457)	142,665	409,218	53,943	(788,347)	776,664
1The financial information shown under “Headquarters” represents the revenues and operating cost and expenses generated by the Group’s headquarters which cannot be allocated to the six business segments.

Schedule of revenues by different geographic location

	Year Ended December 31, (Amount in Thousands)
	2023	2024	2025
	RMB	RMB	RMB
Mainland China	1,884,393	1,369,258	1,349,519
Hong Kong	1,114,679	925,846	986,362
Others	318,749	326,230	293,906
Total revenues	3,317,821	2,621,334	2,629,787

Schedule of geographic information of group's long-lived assets

	As of December 31,
	2024	2025
	RMB	RMB
Mainland China	2,427,113	2,351,825
Hong Kong	53,427	77,087
Others	22,822	30,555
Total long-lived assets	2,503,362	2,459,467